Voyage Expenses And Vessel Operating Expenses (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Voyage expenses:
Commissions	$ 3,597	$ 2,742	$ 1,752
Bunkers	1,802	2,473	3,921
Port expenses	166	226	0
Other	680	649	(5)
Total	6,245	6,090	5,668
Vessel operating expenses:
Crew costs and related costs	28,945	21,154	13,230
Insurance expense	4,502	3,780	2,830
Spares, repairs, maintenance and other expenses	6,710	6,545	2,231
Stores and lubricants	6,535	5,022	3,115
Management fees	12,475	16,395	21,784
Vetting, insurances, spares and repairs (Note 4)	840	644	1,850
Other operating expenses	2,022	1,783	720
Total	$ 62,029	$ 55,323	$ 45,760